DESCRIPTION OF ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2022
DESCRIPTION OF ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of Group's VIE information

	As of December 31,
	2021	2022
	RMB	RMB
Cash	82,463,740	493,570,803
Restricted cash	47,829,733	6,229,605
Short-term investments	743,448,951	160,406,301
Accounts receivable, net	267,671,920	298,732,239
Inventories	266,291,644	411,954,893
Prepayments and other current assets	38,715,248	187,576,865
Amounts due from inter-companies	23,235,199	24,251,018

Total current assets	1,469,656,435	1,582,721,724

Term deposits-non-current	20,000,000	20,000,000
Property, plant and equipment, net	394,114,176	394,621,585
Intangible assets, net	1,532,700	1,317,785
Operating lease right-of-use assets	94,201,263	86,597,121
Deferred income tax assets	11,907,344	6,132,499
Other non-current assets	2,367,064	5,677,414

Total assets	1,993,778,982	2,097,068,128

Short-term bank borrowings	180,000,000	160,000,000
Notes payable	143,622,874	316,832,113
Accounts payable	523,296,506	459,406,790
Amounts due to inter-companies	485,716,726	476,120,909
Income taxes payable	14,718,748	1,501,992
Advances from customers	15,026,392	23,522,149
Deferred revenue—current	32,757,740	37,539,733
Accrued expenses and other current liabilities	181,985,323	175,352,229

Total current liabilities	1,577,124,309	1,650,275,915
Deferred revenue-non-current	10,693,692	11,429,500
Deferred income tax liabilities	1,992,388	1,398,279
Operating lease liabilities	13,921,859	7,569,128
Other non-current liabilities	20,967,430	13,441,382

Total liabilities	1,624,699,678	1,684,114,204

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Revenues	2,500,023,611	3,768,134,434	3,187,989,945
Net income (loss)	175,070,451	213,848,471	(9,347,980)
Net cash provided by (used in) operating activities	570,195,979	354,675,219	(74,417,318)
Net cash provided by (used in) investing activities	(518,734,956)	(329,808,349)	455,930,283
Net cash used in financing activities	(37,394,132)	—	(20,000,000)
Effect of foreign currency exchange rate changes on cash and restricted cash	(1,765,646)	(422,991)	7,993,970
Net increase in cash and restricted cash	12,301,245	24,443,879	369,506,935
Cash and restricted cash at the beginning of the year	93,548,349	105,849,594	130,293,473
Cash and restricted cash at the end of the year	105,849,594	130,293,473	499,800,408